09/23/2002 08:30 FAX 212 306 5359 AMEX 002

Cert Amx

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

02059308

1-31453

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1000

RECD S.E.C.
SEP 2 3 2002
081

September 23, 2002

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on September 23, 2002, The American Stock Exchange, Inc. (the "Exchange") received from Neuberger Berman Intermediate Municipal Fund, Inc., Neuberger Berman California Intermediate Municipal Fund, Inc., and Neuberger Berman New York Intermediate Municipal Fund, Inc. (the "Registrants") a copy of the Registrants' application on Form 8-A for the registration of the following securities:

Shares of Common Stock, $0.0001 par value per share

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Bryan Fischer
Director
Listing Qualifications Department

PROCESSED
OCT 0 2 2002
THOMSON FINANCIAL

cc: Herbert Scholl